Impaired Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Impaired Loans and Allowance for Loan Losses [Abstract]
Impaired Loans and Allowance for Loan Losses

Note F    Impaired Loans and Allowance for Loan Losses

During 2012, the total of newly identified TDRs was $18.0 million, of which $0.1 million were accruing construction and land development loans, $4.9 million were accruing residential real estate mortgages, $0.8 million were accruing commercial real estate loans, and $0.1 million were accruing consumer loans. Loans modified, but where full collection under the modified terms is doubtful, are classified as nonaccrual loans from the date of modification and are therefore excluded from the tables below.

The Company’s TDR concessions granted generally do not include forgiveness of principal balances. Loan modifications are not reported in calendar years after modification if the loans were modified at an interest rate equal to the yields of new loan originations with comparable risk and the loans are performing based on the terms of the restructuring agreements.

When a loan is modified as a TDR, there is not a direct, material impact on the loans within the Consolidated Balance Sheet, as principal balances are generally not forgiven. Most loans prior to modification were classified as an impaired loan and the allowance for loan losses is determined in accordance with the Company’s policy as disclosed in Note A.

The following table presents loans that were modified within the twelve months ending December 31, 2012:

	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Specific Reserve Recorded	Valuation Allowance Recorded
		(In thousands)
Construction and land development	1	$71	$64	$0	$7
Residential real estate	28	4,941	4,531	0	410
Commercial real estate	2	800	747	0	53
Consumer	2	75	72	0	3

	33	$5,887	$5,414	$0	$473

Accruing loans that were restructured within the twelve months ending December 31, 2012 and defaulted during the twelve months ended December 31, 2012 are presented in the table below. The Company considers a loan to have defaulted when it becomes 90 days or more delinquent under the modified terms, has been transferred to nonaccrual status, or has been transferred to other real estate owned. A defaulted TDR is generally placed on nonaccrual and specific allowance for loan loss is assigned in accordance with the Company’s policy as disclosed in note A.

	Number of Contracts	Recorded Investment
	(Dollars in thousands)
Residential real estate	7	913

At December 31, 2012 and 2011, the Company’s recorded investment in impaired loans and related valuation allowance was as follows:

	Impaired Loans
	for the Year Ended December 31, 2012
		Unpaid	Related	Average	Interest
	Recorded	Principal	Valuation	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
		( In thousands )
With no related allowance recorded:
Construction and land development	$1,128	$1,608	$0	$1,399	$5
Commercial real estate	12,357	14,337	0	12,103	433
Residential real estate	15,463	22,022	0	12,019	455
Commercial and financial	0	0	0	7	0
Consumer	223	255	0	431	12
With an allowance recorded:
Construction and land development	2,897	2,941	230	3,539	127
Commercial real estate	26,130	26,648	2,264	39,527	1,304
Residential real estate	24,256	24,752	4,700	26,795	696
Commercial and financial	0	0	0	34	0
Consumer	447	460	76	585	22
Total:
Construction and land development	4,025	4,549	230	4,938	132
Commercial real estate	38,487	40,985	2,264	51,630	1,737
Residential real estate	39,719	46,774	4,700	38,814	1,151
Commercial and financial	0	0	0	41	0
Consumer	670	715	75	1,016	34

	$82,901	$93,023	$7,269	$96,439	$3,054

	Impaired Loans
	for the Year Ended December 31, 2011
		Unpaid	Related	Average	Interest
	Recorded	Principal	Valuation	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
		( In thousands )
With no related allowance recorded:
Construction and land development	$1,616	$2,431	$0	$2,527	$14
Commercial real estate	19,101	22,219	0	21,221	425
Residential real estate	9,128	13,442	0	8,752	155
Commercial and financial	16	16	0	774	2
Consumer	481	523	0	417	2
With an allowance recorded:
Construction and land development	3,777	4,131	375	13,699	153
Commercial real estate	39,199	39,824	3,385	44,369	1,843
Residential real estate	26,140	26,940	3,099	26,869	913
Commercial and financial	101	101	8	154	3
Consumer	578	584	112	746	31
Total:
Construction and land development	5,393	6,562	375	16,226	167
Commercial real estate	58,300	62,043	3,385	65,590	2,268
Residential real estate	35,268	40,382	3,099	35,621	1,068
Commercial and financial	117	117	8	928	5
Consumer	1,059	1,107	112	1,163	33

	$100,137	$110,211	$6,979	$119,528	$3,541

Impaired loans also include loans that have been modified in troubled debt restructurings where concessions to borrowers who experienced financial difficulities have been granted. At December 31, 2012 and 2011, accruing TDRs totaled $41.9 million and $71.6 million, respectively.

The average recorded investment in impaired loans for the years ended December 31, 2012, 2011 and 2010 was $96,439,000, $119,528,000 and $149,058,000, respectively. The impaired loans were measured for impairment based on the value of underlying collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. The valuation allowance is included in the allowance for loan losses.

Interest payments received on impaired loans are recorded as interest income unless collection of the remaining recorded investment is doubtful at which time payments received are recorded as reductions to principal. For the years ended December 31, 2012, 2011 and 2010, the Company recorded $3,054,000, $3,541,000 and $2,671,000, respectively, in interest income on impaired loans.

For impaired loans whose impairment is measured based on the present value of expected future cash flows a total of $1.0 million and $1.1 million, respectively for 2012 and 2011 was included in interest income and represents the change in present value attributable to the passage of time.

The nonaccrual loans and accruing loans past due 90 days or more were $40,955,000 and $1,000, respectively, at December 31, 2012, $28,526,000 and $0, respectively at the end of 2011, and were $68,284,000 and $0, respectively, at year-end 2010.

Activity in the allowance for loans losses for the three years ended December 31, 2012, 2011 and 2010 are summarized as follows:

	Beginning Balance	Provision for Loan Losses	Charge- Offs	Recoveries	Net Charge- Offs	Ending Balance
	(In thousands)
December 31, 2012
Construction and land development	$1,883	$(478)	$(612)	$341	$(271)	$1,134
Commercial real estate	11,477	3,209	(8,539)	2,702	(5,837)	8,849
Residential real estate	10,966	7,767	(8,381)	738	(7,643)	11,090
Commercial and financial	402	283	(346)	129	(217)	468
Consumer	837	15	(410)	121	(289)	563

	$25,565	$10,796	$(18,288)	$4,031	$(14,257)	$22,104

December 31, 2011
Construction and land development	$7,214	$(1,645)	$(4,739)	$1,053	$(3,686)	$1,883
Commercial real estate	18,563	(3,777)	(3,663)	354	(3,309)	11,477
Residential real estate	10,102	7,833	(7,482)	513	(6,969)	10,966
Commercial and financial	480	(379)	0	301	301	402
Consumer	1,385	(58)	(562)	72	(490)	837

	$37,744	$1,974	$(16,446)	$2,293	$(14,153)	$25,565

December 31, 2010	$45,192	$31,680	$(41,628)	$2,500	$(39,128)	$37,744

As discussed in Note A, “Significant Accounting Policies,” the allowance for loan losses is composed of specific allowances for certain impaired loans and general allowances grouped into loan pools based on similar characteristics. The Company’s loan portfolio and related allowance at December 31, 2012 and 2011 is shown in the following tables.

	Individually Evaluated for Impairment		Collectively Evaluated for Impairment		Total
December 31, 2012	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance
	(In thousands)
Construction and land development	$4,025	$230	$56,711	$904	$60,736	$1,134
Commercial real estate	38,487	2,264	448,341	6,585	486,828	8,849
Residential real estate	39,719	4,700	529,612	6,390	569,331	11,090
Commercial and financial	0	0	61,903	468	61,903	468
Consumer	670	75	46,613	488	47,283	563

	$82,901	$7,269	$1,143,180	$14,835	$1,226,081	$22,104

	Individually Evaluated for Impairment		Collectively Evaluated for Impairment		Total
December 31, 2011	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance
	(In thousands)
Construction and land development	$5,393	$375	$43,791	$1,508	$49,184	$1,883
Commercial real estate	58,300	3,385	450,053	8,092	508,353	11,477
Residential real estate	35,268	3,099	510,978	7,867	546,246	10,966
Commercial and financial	117	8	52,988	394	53,105	402
Consumer	1,059	112	50,127	725	51,186	837

	$100,137	$6,979	$1,107,937	$18,586	$1,208,074	$25,565